Debt and Equity Securities - Maturity of Amortized Cost and Estimated Market Value of Debt Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Securities Held-to-maturity, Due in one year or less, Amortized Cost	$ 2,003
Securities Held-to-maturity, Due after one year through five years, Amortized Cost	10,122
Securities Held-to-maturity, Due after five years through ten years, Amortized Cost	8,307
Securities Held-to-maturity, Due after ten years, Amortized Cost	4,336
Securities Held-to-maturity, Gross Amortized Cost	24,768
Securities Held-to-maturity, Mortgage-backed securities, Amortized Cost	11,856
Securities Held-to-maturity, Amortized Cost	36,624	$ 28,195
Securities Held-to-maturity, Due in one year or less, Estimated Market Value	2,013
Securities Held-to-maturity, Due after one year through five years, Estimated Market Value	10,151
Securities Held-to-maturity, Due after five years through ten years, Estimated Market Value	8,124
Securities Held-to-maturity, Due after ten years, Estimated Market Value	4,183
Securities Held-to-maturity, Gross Estimated Market Value	24,471
Securities Held-to-maturity, Mortgage-backed securities, Estimated Market Value	11,674
Securities Held-to-maturity, Estimated Market Value	36,145	28,365
Securities Available-For-Sale, Due in one year or less, Amortized Cost	0
Securities Available-For-Sale, Due after one year through five years, Amortized Cost	16,932
Securities Available-For-Sale, Due after five years through ten years, Amortized Cost	72,882
Securities Available-For-Sale, Due after ten years, Amortized Cost	25,494
Securities Available-For-Sale, Gross Amortized Cost	115,308
Securities Available-For-Sale, Mortgage-backed securities, Amortized Cost	203,893
Securities Available-For-Sale, Amortized Cost	319,201	332,506
Securities Available-For-Sale, Due in one year or less, Estimated Market Value	0
Securities Available-For-Sale, Due after one year through five years, Estimated Market Value	16,749
Securities Available-For-Sale, Due after five years through ten years, Estimated Market Value	70,589
Securities Available-For-Sale, Due after ten years, Estimated Market Value	24,025
Securities Available-For-Sale, Gross Estimated Market Value	111,363
Securities Available-For-Sale, Mortgage-backed securities, Estimated Market Value	201,222
Securities Available-For-Sale, Estimated Market Value	$ 312,585	$ 331,128